Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	AUSTRIA — 0.8%
24,500	Erste Group Bank A.G.*	$513,469
	CANADA — 2.9%
71,300	Cameco Corp.	720,175
23,400	Magna International, Inc.	1,070,550
		1,790,725
	FRANCE — 7.3%
10,400	Dassault Systemes S.E.	1,947,942
3,500	LVMH Moet Hennessy Louis Vuitton S.E.	1,638,996
28,046	TOTAL S.A.	960,187
		4,547,125
	GERMANY — 2.5%
11,200	Symrise A.G.	1,549,537
	HONG KONG — 2.1%
133,000	AIA Group Ltd.	1,302,525
	IRELAND — 2.3%
14,100	Medtronic PLC	1,465,272
	JAPAN — 18.5%
6,900	FANUC Corp.	1,316,342
13,800	Hoshizaki Corp.	1,096,515
44,100	KDDI Corp.	1,110,602
69,200	Kubota Corp.	1,231,906
54,000	Marui Group Co., Ltd.	1,029,669
115,300	Mitsubishi UFJ Financial Group, Inc.	454,903
15,400	Nidec Corp.	1,431,726
71,600	ORIX Corp.	885,962
14,000	Otsuka Holdings Co., Ltd.	590,452
23,000	Sony Corp.	1,751,633
144,300	Toray Industries, Inc.	655,791
		11,555,501
	KOREA (REPUBLIC OF-SOUTH) — 3.0%
43,800	Samsung Electronics Co., Ltd.	1,885,196
	NETHERLANDS — 1.5%
10,500	Heineken N.V.	934,154

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SINGAPORE — 1.7%
72,112	DBS Group Holdings Ltd.	$1,051,755
	SWEDEN — 1.5%
40,800	Assa Abloy A.B. - Class B	957,143
	SWITZERLAND — 4.9%
20,800	Alcon, Inc.*	1,181,023
8,100	Chubb Ltd.	940,572
11,200	Novartis A.G.	971,655
		3,093,250
	UNITED STATES — 47.4%
5,000	Adobe, Inc.*	2,452,150
7,000	Amgen, Inc.	1,779,120
31,400	Axalta Coating Systems Ltd.*	696,138
46,700	Bank of America Corp.	1,125,003
27,100	Carnival PLC	349,328
24,300	Coca-Cola Co.	1,199,691
9,800	Danaher Corp.	2,110,234
6,500	General Dynamics Corp.	899,795
26,800	Lennar Corp. - Class A	2,189,024
7,600	Martin Marietta Materials, Inc.	1,788,736
15,500	Microchip Technology, Inc.	1,592,780
12,500	Microsoft Corp.	2,629,125
18,100	Oshkosh Corp.	1,330,350
8,300	PayPal Holdings, Inc.*	1,635,349
17,600	Penske Automotive Group, Inc.	838,816
7,600	Pioneer Natural Resources Co.	653,524
9,300	Procter & Gamble Co.	1,292,607
13,100	QUALCOMM, Inc.	1,541,608
16,900	RPM International, Inc.	1,399,996
36,000	Twitter, Inc.*	1,602,000
16,200	Walgreens Boots Alliance, Inc.	581,904
		29,687,278
	Total Common Stocks
	(Cost $49,188,204)	60,332,930

Aristotle/Saul Global Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 3.4%
$2,107,008	UMB Money Market Fiduciary, 0.01%[1]	$2,107,008
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,107,008)	2,107,008
	TOTAL INVESTMENTS — 99.8%
	(Cost $51,295,212)	62,439,938
	Other Assets in Excess of Liabilities — 0.2%	112,299
	TOTAL NET ASSETS — 100.0%	$62,552,237

PLC – Public Limited Company

*Non-income producing security.
[1]The rate is the annualized seven-day yield at period end.